Shareholder Report, Holdings (Details)	May 31, 2025
C000005564 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000005564 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000005564 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000005564 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000005564 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000190630 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000190630 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000190630 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000190630 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000190630 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225819 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000225819 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225819 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000225819 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225819 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.10%